                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
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Check here if Amendment [_]; Amendment Number:
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This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shamrock Activist Value Fund GP, L.L.C.
Address:    4444 W. Lakeside Drive
            Burbank, CA 91505

Form 13F File Number:  28-12228
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C.,
       the Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

   /s/ Gregory S. Martin              Burbank, CA              May 17, 2010
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         [Signature]                 [City, State]                [Date]

See explanatory note in Form 13F filed by Shamrock Capital Advisors, Inc. on May 17, 2010.

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
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       28-12223         Shamrock Capital Advisors, Inc.